Contracts with Customers - Contract Assets and Liabilities (Details) $ in Millions	Dec. 31, 2023 USD ($) contract	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 73.7	$ 57.4
Current contract assets	73.7	57.4
Non-current accrued revenue	2.3	3.8
Non-current contract assets	2.3	3.8
Total contract assets	76.0	61.2	$ 20.2
Current contract liability
Current deferred mobilization, demobilization and contract preparation revenue	(59.5)	(57.3)
Non-current contract liability
Non-current deferred mobilization, demobilization and contract preparation revenue	(56.6)	(68.7)
Total contract liability	(116.1)	(126.0)	$ (6.4)
Accrued revenue	73.7	57.4
Liquidated damages costs, current	$ 1.2	0.9
Delayed contracts | contract	2
Liquidated damages, non current	$ 0.8	2.3
Deferred demobilization revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	1.1	0.7
Non-current accrued revenue	1.5	1.5
Non-current contract liability
Accrued revenue	1.1	0.7
Deferred variable rate revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	7.3	0.5
Non-current contract liability
Accrued revenue	$ 7.3	$ 0.5